United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-21249

                      (Investment Company Act File Number)


            Federated Premier Intermediate Municipal Income Fund
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments




FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

       Principal
        Amount                                                                            Value

                             MUNICIPAL BONDS--100.0%
                           Alabama--2.5%
  $    2,000,000           Birmingham-Baptist Medical Centers, AL Special Care
                           Facilities Financing Authority, Revenue Bonds
                           (Series 2005A), 5.25% (Baptist Health System of
                           Birmingham), 11/15/2020                               $      2,086,440
        550,000            Courtland, AL IDB, PCR Refunding Bonds (Series
                           2005A), 5.00% (International Paper Co.), 6/1/2025             556,463
       1,290,000           Fairfield, AL IDA, Environmental Improvement Revenue
                           Bonds (Series 1995), 5.40% TOBs (Marathon Oil
                           Corp.), Mandatory Tender 11/1/2011, maturity
                           11/1/2016                                                    1,382,312
                               TOTAL                                                    4,025,215
                           Alaska--2.5%
       3,815,000           Alaska State Housing Finance Corp., State
                           Capitalization Project Revenue Bonds, (Series A),
                           5.00% (MBIA Insurance Corp. INS), 7/1/2011                   4,053,209
                           Arizona--1.0%
       1,500,000           Verrado Community Facilities District No. 1, AZ,
                           Revenue Bonds, 6.15%, 7/15/2017                              1,626,060
                           Arkansas--1.3%
       1,000,000           Arkansas Development Finance Authority, Revenue
                           Bonds, 7.25% (Washington Regional Medical
                           Center)/(U.S. Treasury PRF 2/1/2010 @100)/(Original
                           Issue Yield: 7.40%), 2/1/2020                                1,126,490
       1,000,000           Independence County, AR, PCR Refunding Bonds (Series
                           2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021              1,013,360
                               TOTAL                                                    2,139,850
                           California--7.6%
       1,250,000           California Educational Facilities Authority, Revenue
                           Bonds (Series 2000A), 6.75% (Fresno Pacific
                           University), 3/1/2019                                        1,357,525
        570,000            California Health Facilities Financing Authority,
                           Health Facility Revenue Bonds (Series 2004I), 4.95%
                           TOBs (Catholic Healthcare West), Mandatory Tender
                           7/1/2014, maturity 7/1/2026                                   599,589
       1,500,000           California State, Refunding UT GO Bonds, 5.25%,
                           2/1/2014                                                     1,623,045
       2,000,000           Golden State Tobacco Securitization Corp., CA,
                           Tobacco Settlement Asset-Backed Revenue Bonds
                           (Series 2003A-1), 6.25% (Original Issue Yield:
                           6.55%), 6/1/2033                                             2,188,600
       1,855,000           San Francisco, CA City & County Airport Commission,
                           Revenue Refunding Bonds (Second Series-Issue 29B),
                           5.00% (FGIC INS), 5/1/2012                                   2,000,432
       1,500,000           San Francisco, CA City & County Airport Commission,
                           Revenue Refunding Bonds (Second Series-Issue 29B),
                           5.25% (FGIC INS), 5/1/2013                                   1,651,905
       2,500,000           San Francisco, CA State Building Authority,
                           Refunding Revenue Bonds (Series 2005A), 5.00%
                           (California State)/(FGIC INS), 12/1/2015                     2,736,800
                               TOTAL                                                    12,157,896
                           Colorado--6.0%
        725,000            Antelope Heights Metropolitan District, CO, LT GO
                           Bonds, 8.00%, 12/1/2023                                       797,536
        150,000            Beacon Point, CO Metropolitan District, Revenue
                           Bonds (Series 2005B), 4.375% (Compass Bank,
                           Birmingham LOC)/(Original Issue Yield: 4.50%),
                           12/1/2015                                                     150,027
        500,000            Buckhorn Valley Metropolitan District No. 2, CO, LT
                           GO Bonds, 7.00%, 12/1/2023                                    503,485
        500,000            Colorado Educational & Cultural Facilities
                           Authority, Revenue Refunding Bonds (Series A), 6.25%
                           (Denver Academy)/(Original Issue Yield: 6.50%),
                           11/1/2013                                                     532,180
       1,265,000           Colorado Health Facilities Authority, Revenue Bonds
                           (Series 2005), 5.00% (Covenant Retirement
                           Communities, Inc.), 12/1/2013                                1,311,995
       1,580,000           Colorado Springs, CO Utility System, Revenue Bonds
                           (Series 2003A), 5.00%, 11/15/2021                            1,680,109
        865,000            Conservatory Metropolitan District, CO, LT GO Bonds,
                           7.40%, 12/1/2016                                              959,752
       1,855,000           Denver, CO City & County Airport Authority, Airport
                           Revenue Bonds, (Series E), 6.00% (MBIA Insurance
                           Corp. INS), 11/15/2011                                       2,063,224
        700,000            High Plains, CO Metropolitan District, Revenue Bonds
                           (Series 2005A), 6.125% (Original Issue Yield:
                           6.25%), 12/1/2025                                             718,795
        300,000            High Plains, CO Metropolitan District, Revenue Bonds
                           (Series 2005B), 4.375% (Compass Bank, Birmingham
                           LOC)/(Original Issue Yield: 4.50%), 12/1/2015                 300,054
        500,000            Southlands, CO Metropolitan District No. 1, LT GO
                           Bonds (Series 2004), 7.00% (Original Issue Yield:
                           7.05%), 12/1/2024                                             547,155
                               TOTAL                                                    9,564,312
                                Connecticut--0.5%
        750,000            Connecticut State Development Authority, First
                           Mortgage Gross Revenue Health Care Project Bonds
                           (Series 2003), 5.75% (Elim Park Baptist Home,
                           Inc.)/(Original Issue Yield: 5.90%), 12/1/2023                797,633
                           Florida--6.1%
        600,000     (1,2)  Capital Trust Agency, FL, Revenue Bonds (Series
                           2003A), 8.95% (Seminole Tribe of Florida Convention
                           and Resort Hotel Facilities)/(U.S. Treasury PRF
                           10/1/2012 @102), 10/1/2033                                    750,306
        695,000            Fishhawk Community Development District II, Special
                           Assessment Revenue Bonds (Series 2004B), 5.125%
                           (Original Issue Yield: 5.20%), 11/1/2009                      702,527
       1,000,000           Florida Municipal Loan Council, Revenue Bonds
                           (Series 2003B), 5.25% (MBIA Insurance Corp. INS),
                           12/1/2019                                                    1,086,780
       2,000,000           Florida State Department of Environmental
                           Protection, Revenue Bonds (Series 2003C), 5.00%
                           (AMBAC INS), 7/1/2020                                        2,140,560
        550,000            Gateway Services, FL Community Development District,
                           Special Assessment Bonds (Series 2003B), 5.50%
                           (Original Issue Yield: 5.65%), 5/1/2010                       553,476
        695,000            Heritage Harbour South Community Development
                           District, FL, Capital Improvement Revenue Bonds
                           (Series 2002B), 5.40% (Original Issue Yield: 5.50%),
                           11/1/2008                                                     699,337
        750,000            Miami Beach, FL Health Facilities Authority,
                           Hospital Revenue Bonds (Series 2001A), 6.70% (Mt.
                           Sinai Medical Center, FL)/(Original Issue Yield:
                           6.80%), 11/15/2019                                            825,968
        485,000            Orlando, FL Urban Community Development District,
                           Capital Improvement Revenue Bonds, 6.00%, 5/1/2020            522,786
       1,960,000           Palm Beach County, FL Health Facilities Authority,
                           Revenue Bonds, 5.625% (Adult Communities Total
                           Services, Inc.)/(Original Issue Yield: 5.889%),
                           11/15/2020                                                   2,015,527
        375,000            Tuscany Reserve Community Development District, FL,
                           Capital Improvement Revenue Bonds (Series 2005B),
                           5.25%, 5/1/2016                                               381,660
                               TOTAL                                                    9,678,927
                           Georgia--1.9%
        750,000            Fulton County, GA Residential Care Facilities,
                           Revenue Bonds (Series 2004A), 6.00% (Canterbury
                           Court), 2/15/2022                                             763,178
       2,115,000           Municipal Electric Authority of Georgia, Revenue
                           Bonds (Series 2002A), 5.25% (MBIA Insurance Corp.
                           INS), 11/1/2015                                              2,300,041
                               TOTAL                                                    3,063,219
                           Hawaii--1.1%
       1,550,000           Hawaii State Department of Budget & Finance, Special
                           Purpose Revenue Bonds (Series A), 7.00% (Kahala
                           Nui)/(Original Issue Yield: 7.00%), 11/15/2012               1,685,315
                           Illinois--4.1%
        500,000            Bolingbrook, IL, Special Service Area No. 2005-1
                           Special Tax Bonds (Series 2005), 0.0% (Forest City
                           Project)/(Original Issue Yield: 5.90%), Step Coupon
                           5.90% @ 9/1/2007, 3/1/2027                                    465,105
       1,000,000           Chicago, IL Board of Education, UT GO Bonds (Series
                           2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2012          1,088,450
       1,790,000           Chicago, IL O'Hare International Airport, Second
                           Lien Passenger Facilities Revenue Bonds (Series B),
                           5.50% (AMBAC INS), 1/1/2015                                  1,939,071
       1,000,000           Chicago, IL Special Assessment, Improvement Bonds
                           (Series 2002), 6.626% (Lakeshore East
                           Project)/(Original Issue Yield: 6.637%), 12/1/2022           1,087,790
       1,000,000           Illinois Educational Facilities Authority, Revenue
                           Refunding Bonds (Series A), 5.00% (Augustana
                           College)/(Original Issue Yield: 5.05%), 10/1/2014            1,038,900
        875,000            Illinois Finance Authority, Revenue Bonds (Series
                           2005A), 6.00% (Landing at Plymouth Place), 5/15/2025          892,990
                               TOTAL                                                    6,512,306
                           Indiana--1.4%
       1,075,000           Indiana Development Finance Authority, Environmental
                           Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil
                           Corp.), Mandatory Tender 12/2/2011, maturity
                           12/1/2022                                                    1,144,563
       1,050,000           Indiana Health & Educational Facility Financing
                           Authority, Revenue Bonds (Series 2005), 5.00%
                           (Baptist Homes of Indiana), 11/15/2014                       1,097,135
                               TOTAL                                                    2,241,698
                           Iowa--0.3%
        500,000            Scott County, IA, Revenue Refunding Bonds (Series
                           2004), 5.625% (Ridgecrest Village), 11/15/2018                519,415
                           Kansas--1.3%
       2,000,000           Wichita, KS Water & Sewer Utility, Revenue Bonds
                           (Series 2003), 5.00% (FGIC INS), 10/1/2011                   2,143,740
                           Kentucky--1.4%
       2,000,000           Kentucky EDFA, Revenue Bonds (Series A), 6.25%
                           (Norton Healthcare, Inc.)/(Original Issue Yield:
                           6.45%), 10/1/2012                                            2,156,240
                           Louisiana--3.1%
       1,535,000           Louisiana Local Government Environmental Facilities
                           Community Development Authority, Revenue Bonds,
                           5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp.
                           INS), 12/1/2014                                              1,665,721
       1,630,000           Louisiana Local Government Environmental Facilities
                           Community Development Authority, Revenue Bonds,
                           5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp.
                           INS), 12/1/2015                                              1,761,671
       1,500,000           West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy
                           Gulf States, Inc.), 11/1/2015                                1,514,385
                               TOTAL                                                    4,941,777
                               Massachusetts--1.4%
       2,105,000           Massachusetts Municipal Wholesale Electric Co.,
                           Power Supply System Revenue Bonds (Nuclear Project
                           3-A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011             2,242,730
                           Michigan--5.3%
       2,000,000           Cornell Township MI, Economic Development Corp.,
                           Refunding Revenue Bonds, 5.875% (MeadWestvaco
                           Corp.)/(U.S. Treasury PRF 5/1/2012 @100), 5/1/2018           2,243,560
       2,000,000           Detroit, MI, Refunding UT GO Bonds, (Series C),
                           5.00% (FSA INS), 4/1/2013                                    2,143,400
        500,000            Gaylord, MI Hospital Finance Authority, Hospital
                           Revenue Refunding Bonds (Series 2004), 6.20% (Otsego
                           Memorial Hospital Obligated Group)/(Original Issue
                           Yield: 6.45%), 1/1/2025                                       515,240
       1,000,000           Grand Rapids & Kent County, MI Joint Building
                           Authority, Revenue Bonds, 5.25%, 12/1/2011                   1,081,980
        250,000            Kent Hospital Finance Authority, MI, Revenue Bonds
                           (Series 2005A), 5.50% (Metropolitan Hospital ),
                           7/1/2020                                                      263,225
       1,000,000           Michigan State Hospital Finance Authority, Hospital
                           Refunding Revenue Bonds (Series 2003A), 5.625%
                           (Henry Ford Health System, MI), 3/1/2017                     1,083,840
       1,085,000           Otsego, MI Public School District, School Building &
                           Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021                  1,154,516
                               TOTAL                                                    8,485,761
                                Mississippi--1.8%
       1,500,000           Lowndes County, MS Solid Waste Disposal, Refunding
                           PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.),
                           4/1/2022                                                     1,796,220
       1,000,000           Mississippi Hospital Equipment & Facilities
                           Authority, Refunding & Improvement Revenue Bonds,
                           5.75% (Southwest Mississippi Regional Medical
                           Center)/(Original Issue Yield: 5.85%), 4/1/2023              1,048,000
                               TOTAL                                                    2,844,220
                           Missouri--1.3%
       1,060,000           St. Louis, MO, Airport Revenue Bonds (Series A),
                           5.25% (MBIA Insurance Corp. INS), 7/1/2010                   1,132,748
        910,000            St. Louis, MO, Airport Revenue Bonds (Series A),
                           5.25% (MBIA Insurance Corp. INS), 7/1/2011                    983,246
                               TOTAL                                                    2,115,994
                           Nevada--3.1%
       2,000,000           Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs
                           (Southwest Gas Corp.), Mandatory Tender 3/1/2013,
                           maturity 3/1/2038                                            2,100,860
        800,000      (2)   Director of the State of Nevada Department of
                           Business and Industry, Revenue Bonds (Series 2004B),
                           6.75% (Las Ventanas Retirement Community)/(Original
                           Issue Yield: 6.875%), 11/15/2023                              825,376
       1,000,000           Las Vegas, NV, Local Improvement Special Assessment
                           Bonds (Series 2004), 5.50% (Providence SID No. 607),
                           6/1/2013                                                     1,033,180
        990,000            North Las Vegas, NV, Local Improvement Special
                           Assessment Bonds (Series 2002), 6.40% (Aliante SID
                           No. 60), 12/1/2022                                           1,025,105
                               TOTAL                                                    4,984,521
                           New Jersey--4.0%
        600,000            New Jersey EDA, Revenue Refunding Bonds (Series A),
                           5.75% (Winchester Gardens at Ward
                           Homestead)/(Original Issue Yield: 5.75%), 11/1/2024           646,188
        915,000            New Jersey Health Care Facilities Financing
                           Authority, Revenue Bonds, 6.00% (Pascack Valley
                           Hospital Association)/(Original Issue Yield: 6.25%),
                           7/1/2013                                                      917,333
        400,000            New Jersey Health Care Facilities Financing
                           Authority, Revenue Bonds, (Series 2005A), 5.00%
                           (Children's Specialized Hospital)/(Original Issue
                           Yield: 5.01%), 7/1/2024                                       405,340
       3,000,000           New Jersey State Transportation Trust Fund
                           Authority, Transportation System Revenue Bonds
                           (Series 2004B), 5.25% (MBIA INS),12/15/2014                  3,304,140
       1,000,000           Passaic Valley, NJ Sewer Authority, Sewer System
                           Revenue Bonds, (Series F), 5.00% (FGIC INS),
                           12/1/2011                                                    1,073,410
                               TOTAL                                                    6,346,411
                           New Mexico--0.6%
       1,000,000           Farmington, NM, Refunding Revenue Bonds (Series
                           2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC
                           INS), Mandatory Tender  8/1/2012, maturity 6/1/2032           999,690
                           New York--5.5%
        365,000            Dutchess County, NY IDA, Civic Facility Revenue
                           Bonds (Series 2004B), 7.25% (St. Francis Hospital
                           and Health Centers), 3/1/2019                                 397,722
       2,000,000           Dutchess County, NY IDA, Revenue Bonds, 5.00%
                           (Marist College)/(Original Issue Yield: 5.15%),
                           7/1/2020                                                     2,082,120
        800,000      (2)   New York City, NY IDA, Liberty Revenue Bonds (Series
                           A), 6.25% (7 World Trade Center LLC), 3/1/2015                840,344
       1,010,000           New York City, NY, UT GO Bonds (Fiscal 2006 Series
                           C), 5.00%, 8/1/2013                                          1,082,134
       2,000,000           New York City, NY, UT GO Bonds, (Series D), 5.00%
                           (Original Issue Yield: 5.21%), 6/1/2017                      2,099,480
       1,000,000           New York State Dormitory Authority, Insured Revenue
                           Bonds (Series 2001A), 5.00% (NYSARC, Inc.)/(FSA
                           INS), 7/1/2010                                               1,059,470
       1,225,000           Unadilla, NY Central School District No. 2, UT GO
                           Bonds, 4.50% (FGIC INS), 6/15/2011                           1,279,010
                               TOTAL                                                    8,840,280
                              North Carolina--5.0%
       2,000,000           North Carolina Eastern Municipal Power Agency, Power
                           System Refunding Revenue Bonds (Series 2005A), 5.00%
                           (AMBAC INS), 1/1/2016                                        2,169,760
       1,000,000           North Carolina Eastern Municipal Power Agency, Power
                           System Revenue Refunding Bonds (Series D), 5.50%,
                           1/1/2014                                                     1,097,940
        500,000            North Carolina Medical Care Commission, Health Care
                           Facilities First Mortgage Revenue Refunding Bonds
                           (Series 2004A), 5.00% (Deerfield Episcopal
                           Retirement Community ), 11/1/2023                             511,985
        965,000            North Carolina Medical Care Commission, Health Care
                           Housing Revenue Bonds (Series 2004A), 5.50% (Arc of
                           North Carolina Projects), 10/1/2024                          1,027,078
       3,000,000           North Carolina Municipal Power Agency No. 1,
                           Electric Revenue Bonds (Series 2003A), 5.50%,
                           1/1/2014                                                     3,237,060
                               TOTAL                                                    8,043,823
                           Ohio--3.6%
       1,275,000           Cuyahoga, OH Community College District, General
                           Receipts Revenue Bonds (Series 2002A), 5.00% (AMBAC
                           INS), 12/1/2022                                              1,355,567
        925,000            Ohio State Air Quality Development Authority,
                           Environmental Improvement Refunding Revenue Bonds
                           (Series 1995), 5.00% TOBs (Marathon Oil Corp.)
                           Mandatory Tender 11/1/2011, maturity 11/1/2015                972,665
       3,000,000           Ohio State Air Quality Development Authority, PCR
                           Refunding Bonds (Series 2002A), 6.00% (Cleveland
                           Electric Illuminating Co.), 12/1/2013                        3,115,890
        250,000      (2)   Port of Greater Cincinnati, OH Development
                           Authority, Special Assessment Revenue Bonds, 6.30%
                           (Cincinnati Mills), 2/15/2024                                 266,760
                               TOTAL                                                    5,710,882
                           Oregon--0.7%
       1,000,000           Yamhill County, OR Hospital Authority, Revenue
                           Bonds, 6.50% (Friendsview Retirement Community),
                           12/1/2018                                                    1,082,090
                               Pennsylvania--7.2%
       1,400,000           Allegheny County, PA HDA, Health System Revenue
                           Bonds, (Series 2000B), 9.25% (West Penn Allegheny
                           Health System)/(Original Issue Yield: 9.30%),
                           11/15/2015                                                   1,675,016
        435,000            Allegheny County, PA IDA, Environmental Improvement
                           Refunding Revenue Bonds (Series 2005), 5.50% (United
                           States Steel Corp.), 11/1/2016                                450,712
        400,000            Crawford County, PA Hospital Authority, Senior
                           Living Facilities Revenue Bonds (Series 1999),
                           6.125% (Wesbury United Methodist Community Obligated
                           Group)/(Original Issue Yield: 6.32%), 8/15/2019               412,252
        230,000            Crawford County, PA Hospital Authority, Senior
                           Living Facilities Revenue Bonds, 5.90% (Wesbury
                           United Methodist Community Obligated Group),
                           8/15/2009                                                     231,527
        750,000            Cumberland County, PA Municipal Authority,
                           Retirement Community Revenue Bonds (Series 2002A),
                           6.00% (Wesley Affiliated Services, Inc. Obligated
                           Group), 1/1/2013                                              762,322
       1,500,000           Pennsylvania State Higher Education Facilities
                           Authority, Health System Revenue Bonds (Series A),
                           6.25% (UPMC Health System), 1/15/2018                        1,653,570
       2,475,000           Pennsylvania State IDA, EDRBs, 5.25% (AMBAC INS),
                           7/1/2011                                                     2,667,976
       1,300,000           Pennsylvania State Turnpike Commission, Oil
                           Franchise Tax Revenue Bonds (Series 2003A), 5.00%
                           (MBIA Insurance Corp. INS), 12/1/2010                        1,384,318
       1,000,000           Philadelphia, PA Water & Wastewater System,
                           Refunding Revenue Bonds, 5.25% (AMBAC INS),
                           12/15/2011                                                   1,084,600
       1,090,000           Pittsburgh, PA, UT GO Bonds (Series 1993A), 5.50%
                           (AMBAC INS), 9/1/2014                                        1,186,171
                               TOTAL                                                    11,508,464
                              South Carolina--0.7%
       1,000,000           Georgetown County, SC Environmental Improvements,
                           Refunding Revenue Bonds (Series 2000A), 5.95%
                           (International Paper Co.), 3/15/2014                         1,087,110
                           Tennessee--1.3%
       2,000,000           Memphis-Shelby County, TN Airport Authority, Special
                           Facilities Revenue Refunding Bonds, 5.05% (FedEx
                           Corp.), 9/1/2012                                             2,115,760
                           Texas--6.6%
       1,000,000           Abilene, TX HFDC, Retirement Facilities Revenue
                           Bonds (Series 2003A), 6.50% (Sears Methodist
                           Retirement ), 11/15/2020                                     1,026,050
       1,000,000           Brazos River Authority, TX, PCR Refunding Bonds
                           (Series 2003D), 5.40% TOBs (TXU Energy Company LLC),
                           Mandatory Tender 10/1/2014, maturity 10/1/2029               1,069,010
       1,000,000           Decatur, TX Hospital Authority, Hospital Revenue
                           Bonds (Series 2004A), 6.50% (Wise Regional Health
                           System), 9/1/2014                                            1,074,240
       1,500,000           Houston, TX Airport System, Subordinated Lien
                           Revenue Bonds, 5.25% (FSA INS), 7/1/2012                     1,623,225
        500,000            Houston, TX HFDC, Retirement Facilities Revenue
                           Bonds (Series 2004A), 6.25% (Buckingham Senior
                           Living Community), 2/15/2020                                  512,170
       1,475,000           Houston, TX Hotel Occupancy Tax, Convention &
                           Entertainment Special Revenue Bonds (Series 2001B),
                           5.375% (AMBAC INS), 9/1/2013                                 1,593,811
       1,250,000           Mesquite, TX Health Facilities Development Corp.,
                           Retirement Facility Revenue Bonds (Series 2005),
                           5.50% (Christian Care Centers, Inc.), 2/15/2025              1,301,538
       1,000,000           Sabine River Authority, TX, PCR Revenue Refunding
                           Bonds (Series 2001A), 5.50% TOBs (TXU Energy Company
                           LLC), Mandatory Tender 11/1/2011, maturity 5/1/2022          1,066,270
        250,000            Sabine River Authority, TX, Refunding PCR Bonds
                           (Series 2003A), 5.80% (TXU Energy Company LLC),
                           7/1/2022                                                      267,865
       1,000,000           Tyler, TX Health Facilities Development Corp.,
                           Hospital Revenue Bonds, 5.25% (Mother Frances
                           Hospital ), 7/1/2012                                         1,057,580
                               TOTAL                                                    10,591,759
                           Virginia--1.9%
        680,000            Bell Creek CDA, VA, Special Assessment Revenue Bonds
                           (Series 2003), 6.75%, 3/1/2022                                724,268
       1,000,000           Broad Street Community Development Authority, VA,
                           Revenue Bonds, 7.10% (Original Issue Yield: 7.15%),
                           6/1/2016                                                     1,108,580
       1,000,000           Peninsula Port Authority, VA, Residential Care
                           Facility Revenue Bonds (Series 2003A), 7.375%
                           (Virginia Baptist Homes Obligated Group)/(Original
                           Issue Yield: 7.50%), 12/1/2023                               1,119,750
                               TOTAL                                                    2,952,598
                           Washington--4.7%
        500,000            Skagit County, WA Public Hospital District No. 1,
                           Refunding Revenue Bonds, 6.00% (Skagit Valley
                           Hospital), 12/1/2018                                          542,550
       1,005,000           Snohomish County, WA Public Utility District No.
                           001, Refunding Generation System Revenue Bonds
                           (Series 2002B), 5.25% (FSA INS), 12/1/2012                   1,093,892
       1,000,000           Spokane, WA, Refunding LT GO Bonds  , 5.00% (FGIC
                           INS), 6/1/2011                                               1,064,740
       1,410,000           Tobacco Settlement Authority, WA, Tobacco Settlement
                           Asset Backed Revenue Bonds, 6.50% (Original Issue
                           Yield: 6.65%), 6/1/2026                                      1,539,974
       1,000,000           Washington State Public Power Supply System, Nuclear
                           Project No, 2 Revenue Refunding Bonds (Series
                           1992A), 6.30% (Energy Northwest, WA)/(Original Issue
                           Yield: 6.40%), 7/1/2012                                      1,141,280
       2,000,000           Washington State, Various Purpose Refunding LT GO
                           Bonds (Series R-2003A), 5.00% (MBIA Insurance Corp.
                           INS), 1/1/2016                                               2,124,580
                               TOTAL                                                    7,507,016
                           Wisconsin--3.2%
        200,000            Wisconsin State HEFA, Revenue Bonds (Series 2004),
                           5.50% (Blood Center of Southeastern Wisconsin,
                           Inc.)/(Original Issue Yield: 5.583%), 6/1/2024                209,854
        500,000            Wisconsin State HEFA, Revenue Bonds (Series 2004A),
                           6.125% (Southwest Health Center)/(Original Issue
                           Yield: 6.15%), 4/1/2024                                       511,965
       2,000,000           Wisconsin State HEFA, Revenue Bonds, 5.75%
                           (SynergyHealth, Inc.), 11/15/2015                            2,180,480
        940,000            Wisconsin State HEFA, Revenue Bonds, 7.125%
                           (Community Memorial Hospital)/(Original Issue Yield:
                           7.25%), 1/15/2022                                            1,003,647
       1,250,000           Wisconsin State HEFA, Revenue Bonds, (Series 2006A),
                           5.125% (Marshfield Clinic, WI), 2/15/2026                    1,281,850
                               TOTAL                                                    5,187,796
                               TOTAL MUNICIPAL INVESTMENTS  -- 100%

                               (IDENTIFIED COST $155,009,037)(3)                       159,953,717
                               OTHER ASSETS AND LIABILITIES -- NET                      1,948,197
                               LIQUIDATION VALUE OF
                           AUCTION
                               PREFERRED SHARES                                        (61,025,000)
                               TOTAL NET ASSETS APPLICABLE
                               TO
                               COMMON SHAREHOLDERS                               $     100,876,914

       At February 28, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

     1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

       At February 28, 2006, the Fund had the following open futures contracts:
                             Number                              Unrealized
       Contracts             of        Notional    Expiration    Appreciation
                             Contracts Value       Date
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       U.S. Treasury Note    100       $10,800,000 March 2006    $63,648
       10-Year Futures
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
     2 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $2,682,786 which represents 1.7% of total market value.
     3 At February 28, 2006, the cost of investments for federal tax purposes was $155,008,513. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $4,945,204. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,996,489 and net unrealized depreciation from investments for those securities having an excess of cost over value of $51,285.

Note: The categories of investments are shown as a percentage of total market value at February 28, 2006.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees , held at February 28, 2006, is as follows:
Security                 Acquisition Date        Acquisition Cost
Capital Trust Agency,    5/9/2003                $600,000
FL, Revenue Bonds
(Series 2003A), 8.95%
(Seminole Tribe of
Florida Convention and
Resort Hotel
Facilities)/(U.S.Treasury
PRF 10/1/2012 @102),
10/1/2033
Director of the State    12/9/2004               $789,424
of Nevada Department of
Business and Industry,
Revenue Bonds (Series
2004B), 6.75% (Las
Ventanas Retirement
Community)/(Original
Issue Yield: 6.875%),
11/15/2023
New York City, NY IDA,   3/15/2005               $800,000
Liberty Revenue Bonds
(Series A), 6.25% (7
World Trade Center
LLC), 3/1/2015
Port of Greater          2/11/2004               $250,000
Cincinnati, OH
Development Authority,
Special Assessment
Revenue Bonds, 6.30%
(Cincinnati Mills),
2/15/2024


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
CDA         --Community Development Administration
EDA         --Economic Development Authority
EDFA        --Economic Development Finance Authority
EDRBs       --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRBs       -- Industrial Development Revenue Bonds
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PRF         --Prerefunded
TOBs        --Tender Option Bonds
UT          --Unlimited Tax





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        April 24, 2006